Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciles statutory tax rates
	For the year ended June 30, 2021	For the year ended June 30, 2020	For the year ended June 30 2019
Tax benefit calculated at statutory tax rate	16.5%	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of aggregate deferred tax assets
	As of June 30, 2021	As of June 30, 2020	As of June 30, 2019
Deferred tax assets:
Net operating loss carry forwards	$659,669	$437,456	303,415
Less: valuation allowance	(659,669)	(437,456)	(303,415)
Deferred tax asset, net	$-	$-	-